Significant Accounting Policies (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Real Estate Asset Acquisitions [Abstract]
Amortization of above and below market rents			$ (286,000)	$ 44,000
Remaining term of in-place leases (in years)			10 years
Amortization expense related to in-place leases, unamortized lease origination costs and tenant relationships			$ 1,224,000	839,000
Impairment [Abstract]
Asset impairment			948,053	0
Sales of Real Estate Assets [Abstract]
Asset impairment			948,053	0
Intangible Assets [Abstract]
Impairment of definite lived assets			754,000	556,000
Impairment of indefinite lived assets			0	0
Impairment of goodwill			0	0
Depreciation and Amortization of Buildings and Improvements [Abstract]
Depreciation expense			10,256,185	7,784,917
Cash and Cash Equivalents [Abstract]
Deposits in financial institutions that exceeded the federally insurable limits			650,000
Cash balances may exceed federally insured limit			250,000
Loss on federal deposit insurance corporation			0
Tenant Receivables [Abstract]
Allowance for uncollectible accounts			26,000	91,000
Deferred Leasing Costs [Abstract]
Net deferred leasing costs			1,920,000	1,483,000
Amortization of deferred leasing costs			494,000	412,000
Deferred Financing Costs [Abstract]
Unamortized deferred financing costs			1,942,000	2,052,000
Amortization of financing costs	$ 743,291	$ 735,307	$ 1,447,021	1,286,437
Income Tax Uncertainties [Abstract]
Income Tax Examination Description			We have elected to be taxed as a REIT under Sections 856 through 860 of the Code, for federal income tax purposes. To maintain our qualification as a REIT, we are required to distribute at least 90% of our REIT taxable income to our stockholders and meet the various other requirements imposed by the Code relating to such matters as operating results, asset holdings, distribution levels and diversity of stock ownership
Percentage of distributed taxable income to qualify as REIT			90.00%
Revenue Recognition [Abstract]
Deferred rent receivable			$ 0	$ 0
Loss Per Common Share [Abstract]
Anti-dilutive shares excluded from computation of diluted earnings per share			643,510	722,019
Adjustments for New Accounting Principle, Early Adoption [Member] | Restricted Cash [Member]
Loss Per Common Share [Abstract]
New accounting pronouncement effect, restricted cash			$ 4,300,000	$ 6,800,000
Mortgage Payable
Deferred Financing Costs [Abstract]
Amortization of financing costs			433,000	335,000
Series B Preferred Stock [Member]
Deferred Financing Costs [Abstract]
Unamortized deferred financing costs			592,000	1,606,000
Series B Preferred Stock [Member] | Mortgage Payable
Deferred Financing Costs [Abstract]
Amortization of financing costs			$ 1,014,000	$ 952,000
Building and Building Improvements [Member]
Depreciation and Amortization of Buildings and Improvements [Abstract]
Estimated useful life			39 years
Assets Leased to Others [Member] | Minimum [Member]
Depreciation and Amortization of Buildings and Improvements [Abstract]
Estimated useful life			1 year
Assets Leased to Others [Member] | Maximum [Member]
Depreciation and Amortization of Buildings and Improvements [Abstract]
Estimated useful life			10 years
Furniture and Fixtures [Member] | Minimum [Member]
Depreciation and Amortization of Buildings and Improvements [Abstract]
Estimated useful life			4 years
Furniture and Fixtures [Member] | Maximum [Member]
Depreciation and Amortization of Buildings and Improvements [Abstract]
Estimated useful life			5 years